Revenues - Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Current	$ 3,101	$ 3,476
Non-current	10,760	13,901
Total	$ 13,861	$ 17,377